Revenue - Narrative (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to beginning retained earnings resulting from adoption of ASC 606, net of tax impact of $7.0 million												$ 59,383,000
Revenue	$ 277,198,000	$ 277,193,000	$ 278,204,000	$ 280,683,000	$ 282,395,000	$ 283,770,000	$ 287,770,000	$ 291,356,000	$ 1,113,278,000	$ 1,145,291,000	$ 1,176,867,000
Contract impairment loss									0
Credit loss expense									$ 0